Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Interest and fees on loans	$ 8,562	$ 9,052	$ 17,112	$ 18,008	$ 35,487	$ 39,561	$ 42,984
Interest on investments:
Taxable interest income	1,338	1,307	2,845	2,729	5,443	4,656	5,107
Tax exempt interest income	204	151	417	239	666	465	1,147
Dividends	89	83	191	169	323	333	246
Interest on deposits with banks	4	40	8	65	105	56	54
Total interest and dividend income	10,197	10,633	20,573	21,210	42,024	45,071	49,538
Interest Expense
Deposits	978	1,226	1,965	2,500	4,676	6,399	9,515
Federal funds purchased and repurchase agreements	5	5	10	10	21	32	35
Short-term borrowings	36	0	71	0	38	1	8
Long-term borrowings	0	1,187	0	2,361	2,958	4,775	4,761
Trust preferred debt	88	87	176	174	352	361	332
Total interest expense	1,107	2,505	2,222	5,045	8,045	11,568	14,651
Net interest income	9,090	8,128	18,351	16,165	33,979	33,503	34,887
Provision for Loan Losses	0	600	250	1,200	1,850	5,658	8,800
Net interest income after provision for loan losses	9,090	7,528	18,101	14,965	32,129	27,845	26,087
Noninterest Income
Service charges and fees on deposit accounts	837	729	1,659	1,495	3,286	3,239	3,443
Debit/credit card fees	378	375	687	708	1,469	1,557	1,452
Gain on sale of available for sale securities, net	109	58	489	525	1,507	3,875	3,186
Gain (loss) on sale of bank premises and equipment	0	25	5	26	249	(1)	258
Gain on sale of loans					0	197	0
Other operating income	315	263	691	644	1,237	1,031	1,179
Total noninterest income	1,639	1,450	3,531	3,398	7,748	9,898	9,518
Noninterest Expenses
Salaries and employee benefits	4,748	4,146	9,334	8,295	17,156	15,770	14,978
Occupancy and equipment expenses	1,267	1,271	2,586	2,527	5,226	5,165	5,209
Telephone	211	310	422	565	1,142	945	1,173
FDIC expense	305	596	637	1,183	1,765	2,329	2,696
Consultant fees	279	213	622	429	1,051	754	954
Collection, repossession and other real estate owned	89	126	156	252	540	1,115	1,697
Marketing and advertising	270	246	437	480	787	804	726
Loss on sale of other real estate owned	28	118	15	155	775	227	787
Impairment losses on other real estate owned	6	133	11	143	585	1,723	1,386
Loss on extinguishment of debt					11,453	0	0
Other operating expenses	1,316	1,046	2,477	2,132	4,421	4,514	4,433
Total noninterest expenses	8,519	8,205	16,697	16,161	44,901	33,346	34,039
Income (loss) before income taxes	2,210	773	4,935	2,202	(5,024)	4,397	1,566
Income Tax Expense (Benefit)	555	100	1,284	449	(2,392)	945	(211)
Net Income (Loss)	1,655	673	3,651	1,753	(2,632)	3,452	1,777
Effective dividend on Series A Preferred Stock	541	376	1,059	752	1,504	1,500	1,496
Net income (loss) available to common shareholders	$ 1,114	$ 297	$ 2,592	$ 1,001	$ (4,136)	$ 1,952	$ 281
Income per common share: basic	$ 0.10	$ 0.04	$ 0.22	$ 0.15	$ (0.45)	$ 0.32	$ 0.05
Income per common share: diluted	$ 0.06	$ 0.04	$ 0.15	$ 0.14	$ (0.45)	$ 0.32	$ 0.05
Income (loss) per common share: basic and diluted					$ (0.45)	$ 0.32	$ 0.05